                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10127
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                    FORTRESS BROOKDALE INVESTMENT FUND LLC
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              (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY         10105
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(Address of principal executive offices)                    (Zip code)

Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
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                  (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 798-6100
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Date of fiscal year end:  December 31
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Date of reporting period:  March 31, 2006
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ITEM 1.  SCHEDULE OF INVESTMENTS (UNAUDITED).

The Registrant's Schedule of Investments as of March 31, 2006 is as follows:

                                                                                                          Dividends,
                                                                                                         Interest and
                                                                                        Cost (b)        Realized Gains   Fair Value
Investment                                        Description of Securities              (000s)             (000s)         (000s)
----------                                        -------------------------             --------        --------------   ----------
Investment in controlled affiliate (a):

    Fortress Brookdale Acquisition LLC ("FBA")    8.32% of the issued common             $3,275              $271         $31,481
                                                  shares of FBA, which in                ======              ====         =======
                                                  turn owns 9,929,000
                                                  shares (15.3%) of common
                                                  stock of Brookdale Senior
                                                  Living Inc., an owner and
                                                  operator of senior living
                                                  facilities, (restricted
                                                  as to public resale until
                                                  March 2006)

(a) The Company's investment advisor also advises Fortress Registered Investment Trust, which owns 91.68% of FBA. FBA is, therefore, considered an affiliate of the Company for the purposes herein. These securities are restricted as to public resale and are not readily marketable.

(b) The United States Federal income tax basis of Fortress Brookdale Investment Fund LLC's investment at the end of the period was approximately $2.1 million and, accordingly, unrealized appreciation for United States Federal income tax purposes was approximately $29.3 million.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Brookdale Investment Fund LLC
By:  /s/ Jeffrey Rosenthal
Name:    Jeffrey Rosenthal
Title:   Chief Financial Officer
Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Wesley R. Edens
Name:    Wesley R. Edens
Title:   Chief Executive Officer
Date: May 30, 2006

By:  /s/ Jeffrey Rosenthal
Name:    Jeffrey Rosenthal
Title:   Chief Financial Officer
Date: May 30, 2006